Subsequent Events (Details) $ in Thousands	Mar. 31, 2026 shares	Jan. 20, 2026 USD ($)	Jan. 20, 2026 TWD ($)	Apr. 30, 2026 shares
Forecast [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrants excerise shares				570,585
Restricted Stock Units (RSUs) [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares issue	2,081
Subsequent Event [Member] | Safe Save Medical Cell Sciences & Technology Co., Ltd [Member]
Subsequent Events [Line Items]
Percentage of business combination		100.00%	100.00%
Total consideration		$ 26,870	$ 839,832,000